Member's Equity - Additional Information (Detail)	Dec. 31, 2025
SOLV Energy Holdings LLC [Member] | SOLV Energy Parent Holdings LP's [Member]
Members Equity [Line Items]
Subsidiary, Ownership Percentage, Parent	100.00%